N-2 - USD ($)				5 Months Ended
		Jul. 01, 2024	Mar. 31, 2024	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001918767
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-263826
Investment Company Act File Number		811-23787
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		2
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		3
Entity Registrant Name		CONSTITUTION CAPITAL ACCESS FUND, LLC
Entity Address, Address Line One		c/o UMB Fund Services, Inc.
Entity Address, Address Line Two		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
City Area Code		414
Local Phone Number		-299-2270
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS D	CLASS I
Shareholder Fees
Maximum Sales Load (as a percentage of subscription amount)(1)	3.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of the Fund’s net assets)(3)	CLASS A	CLASS D	CLASS I
Investment Management Fee(4)(5)	1.50%	1.50%	1.50%
Distribution Fees(6)	0.70%	0.25%	0.00%
Other Expenses(7)	0.26%	0.26%	0.26%
Fees and Interest Payments on Borrowed Funds(7)	0.76%	0.76%	0.76%
Acquired Fund Fees and Expenses(8)	0.75%	0.75%	0.75%
Incentive Fees(9)(10)	0.00%	0.00%	0.00%
Total Annual Expenses	3.97%	3.52%	3.27%
Fee Waiver and/or Expense Reimbursements(5)	(1.25)%	(1.25)%	(1.25)%
Total Annual Fund Operating Expenses (after Incentive Fee & Fee Waiver and/or Expense Reimbursements)	2.72%	2.27%	2.02%

____________

(1)       Subscriptions for Class A Shares are sold subject to a Sales Load of up to 3.50% of the subscription amount. The Sales Load payable by each investor depends upon the amount invested by such investor in Class A Shares. No Sales Load may be charged without the consent of the Distributor. See “Sales Load.”

(2)       A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A, Class D or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “Repurchases of Shares.”

(3)       Amount assumes estimated average net assets of approximately $726 million during the following twelve months. That amount also assumes that the Fund maintains a credit line equal to approximately $150 million, and such line is drawn down by approximately 46.5% on average. Actual expenses will depend on the average net assets and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will reach estimated average net assets of approximately $726 million during the following twelve months.

(4)       The Fund pays an Investment Management Fee equal to 1.50% on an annualized basis of the greater of (i) the Fund’s net asset value as of the beginning of the month and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment as of the beginning of the month. For purposes of determining the Investment Management Fee payable to the Adviser for any month, the net asset value will be prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. See “Investment Management Fee” for additional information.

(5)       The Adviser has entered into a Management Fee Waiver Agreement with the Fund, whereby, for at least one year from the date of this Prospectus, the Adviser has agreed to waive all or a portion of the Management Fee so that after such waiver, the maximum Management Fee that the Adviser shall be entitled to receive from the Fund shall be equal to 0.25%, on an annualized basis, of the greater of (i) the Fund’s net asset value as of the beginning of the month and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment as of the beginning of the month.

(6)       The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class A and Class D Shares. The Fund may charge a Distribution Fee of up to 0.70% and 0.25%, on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class D Shares, respectively, to the Fund’s Distributor or other qualified recipients. Payment of the Distribution Fee is governed by the Fund’s Distribution Plan, which, pursuant to an exemptive order expected to be issued by the SEC, will be adopted by the Fund with respect to Class A Shares and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to the Distribution Fee. See “Distribution Plan.”

(7)       “Other Expenses” and “Fees and Interest Payments on Borrowed Funds” are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.

(8)       Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.

(9)       At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10.00% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). See “Incentive Fee.”

(10)     The Adviser has entered into an Incentive Fee Waiver Agreement with the Fund, whereby, for one year from the date of this Prospectus, the Adviser has agreed to waive any and all of the Incentive Fee that would otherwise be payable to it.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Investment Management Fee,” “Administration,” “Custodian,” “Fund expenses,” “Repurchases of Shares” and “Purchasing Shares.”

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under Total Annual Expenses remain the same in the years shown. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

EXAMPLE:    You would pay the following expenses based on a $1,000 investment in the Fund, assuming a 5% annual return:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	$62	$141	$222	$431
CLASS D	$23	$96	$172	$371
CLASS I	$23	$97	$173	$376

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE:    You would pay the following expenses based on a $1,000 investment in the Fund, assuming a 5% annual return:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	$62	$141	$222	$431
CLASS D	$23	$96	$172	$371
CLASS I	$23	$97	$173	$376

Acquired Fund Fees and Expenses, Note [Text Block]

Summary of fund expenses

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS D	CLASS I
Shareholder Fees
Maximum Sales Load (as a percentage of subscription amount)(1)	3.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%
ANNUAL EXPENSES (as a percentage of the Fund’s net assets)(3)	CLASS A	CLASS D	CLASS I
Investment Management Fee(4)(5)	1.50%	1.50%	1.50%
Distribution Fees(6)	0.70%	0.25%	0.00%
Other Expenses(7)	0.26%	0.26%	0.26%
Fees and Interest Payments on Borrowed Funds(7)	0.76%	0.76%	0.76%
Acquired Fund Fees and Expenses(8)	0.75%	0.75%	0.75%
Incentive Fees(9)(10)	0.00%	0.00%	0.00%
Total Annual Expenses	3.97%	3.52%	3.27%
Fee Waiver and/or Expense Reimbursements(5)	(1.25)%	(1.25)%	(1.25)%
Total Annual Fund Operating Expenses (after Incentive Fee & Fee Waiver and/or Expense Reimbursements)	2.72%	2.27%	2.02%

____________

(1)       Subscriptions for Class A Shares are sold subject to a Sales Load of up to 3.50% of the subscription amount. The Sales Load payable by each investor depends upon the amount invested by such investor in Class A Shares. No Sales Load may be charged without the consent of the Distributor. See “Sales Load.”

(2)       A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A, Class D or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “Repurchases of Shares.”

(3)       Amount assumes estimated average net assets of approximately $726 million during the following twelve months. That amount also assumes that the Fund maintains a credit line equal to approximately $150 million, and such line is drawn down by approximately 46.5% on average. Actual expenses will depend on the average net assets and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will reach estimated average net assets of approximately $726 million during the following twelve months.

(4)       The Fund pays an Investment Management Fee equal to 1.50% on an annualized basis of the greater of (i) the Fund’s net asset value as of the beginning of the month and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment as of the beginning of the month. For purposes of determining the Investment Management Fee payable to the Adviser for any month, the net asset value will be prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. See “Investment Management Fee” for additional information.

(5)       The Adviser has entered into a Management Fee Waiver Agreement with the Fund, whereby, for at least one year from the date of this Prospectus, the Adviser has agreed to waive all or a portion of the Management Fee so that after such waiver, the maximum Management Fee that the Adviser shall be entitled to receive from the Fund shall be equal to 0.25%, on an annualized basis, of the greater of (i) the Fund’s net asset value as of the beginning of the month and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment as of the beginning of the month.

(6)       The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class A and Class D Shares. The Fund may charge a Distribution Fee of up to 0.70% and 0.25%, on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class D Shares, respectively, to the Fund’s Distributor or other qualified recipients. Payment of the Distribution Fee is governed by the Fund’s Distribution Plan, which, pursuant to an exemptive order expected to be issued by the SEC, will be adopted by the Fund with respect to Class A Shares and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to the Distribution Fee. See “Distribution Plan.”

(7)       “Other Expenses” and “Fees and Interest Payments on Borrowed Funds” are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.

(8)       Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.

(9)       At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10.00% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). See “Incentive Fee.”

(10)     The Adviser has entered into an Incentive Fee Waiver Agreement with the Fund, whereby, for one year from the date of this Prospectus, the Adviser has agreed to waive any and all of the Incentive Fee that would otherwise be payable to it.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Investment Management Fee,” “Administration,” “Custodian,” “Fund expenses,” “Repurchases of Shares” and “Purchasing Shares.”

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under Total Annual Expenses remain the same in the years shown. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

EXAMPLE:    You would pay the following expenses based on a $1,000 investment in the Fund, assuming a 5% annual return:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	$62	$141	$222	$431
CLASS D	$23	$96	$172	$371
CLASS I	$23	$97	$173	$376

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Consolidated Financial Highlights
Class A Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2024		For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance(1):
Net Asset Value per share, beginning of period	$10.61		$10.09
Activity from investment operations:
Net investment income/(loss)	(0.11)		0.01
Net realized and unrealized gain/(loss) on investments	1.18		0.51
Total from investment operations	1.07		0.52

Distributions to shareholders
From net investment income	(0.10)		—
From net realized gains	(0.42)		—
Total distributions to shareholders	(0.52)		—

Net Asset Value per share, end of period	$11.16		$10.61

Net Assets, end of year	$12		$11

Ratios to average shareholders’ equity(2):
Net investment loss(3)	(2.79)%		(1.38)%

Gross expenses before voluntary waivers(4)	3.90%		3.23%
Voluntary waivers of Investment management fees and Incentive fees	(1.82)%		(1.71)%
Net expenses(5)	2.08%		1.52%

Total Return(6)	10.22	%(7)	5.19	%(7)

Portfolio turnover rate	2%		0	%(9)

Senior Securities
Total borrowings (000s)	$37,301		$37,200
Asset coverage per $1,000 unit of senior indebtedness(8)	$18,296		$17,014

____________

*         Commencement of offering of Class A shares.

(1)      Per share data is computed using the average shares method.

(2)      Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

(3)      Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Private Assets in which the Fund invests. Ratios do not include net investment income of the Private Assets in which the Fund invests.

(4)      If Incentive Fees had been excluded, the expense ratios would have decreased by 0.98% and 0.51% for the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

(5)      If interest expenses had been excluded, the expense ratios would have decreased by 0.72% and 0.62% for the year ended March 31, 2024 and the period from November 1, 2022 through March 31, 2023, respectively.

(6)      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

(7)      Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

(8)       Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(9)      Not annualized.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment objective and strategies

Investment objective and strategies

The Fund’s investment objective is to generate long-term capital appreciation. The Fund seeks its investment objective by investing in a broad portfolio of Private Assets that the Adviser believes provide attractive risk-adjusted return potential.

The Fund intends to provide Shareholders with an opportunity to gain access to a broad range of high-quality private markets asset classes that are typically only available to larger institutional investors. The Fund defines “high-quality investments” as investments that reflect the Fund’s target underlying investment attributes, including but not limited to, (i) well-established leaders/management teams, (ii) organizational depth, (iii) secular tailwinds, (iv) attractive financial profile with regard to growth, profitability, capital intensity, solvency and liquidity, (v) structured with prudent levels of debt relative to comparable companies in the industry, (vi) enterprise valuations at entry consistent with, or a discount to, public comparable companies and precedent transactions, and (vii) clear and actionable value creation plans that minimize downside exposure. High-quality investments relate to the investment universe of companies that the Adviser deems to be of high-quality and not the credit rating of the Fund’s investments.

The Fund provides an opportunity for Shareholders to potentially achieve attractive risk-adjusted returns by investing in the private equity asset class while relying on the skills, experience, and relationships of the Adviser. The Adviser aims to use its perspective on the future prospects of various private markets strategies, geographies, and transaction types and to match them with attractive investment opportunities in order to achieve the investment objective of the Fund. The Adviser believes that its investment process is a key part of its successful formula providing investors with efficient and targeted access to an optimized portfolio of alternative assets. The Fund invests in what the Adviser believes to be the highest quality opportunities while seeking to create over the long-term a varied portfolio across companies, industries, managers, and vintage years.

In pursuing the Fund’s investment objective, the Adviser seeks to invest in (i) Direct Investments; (ii) Secondary Investments; (iii) Primary Investments; (iv) direct or secondary purchases of liquid credit instruments; (v) other liquid investments (i.e., strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity); and (vi) Short-term Investments.

The Adviser will not cause the Fund to engage in certain negotiated investments alongside affiliates unless the Fund’s investment is in accordance with the Fund’s order granting an exemption from Section 17 of the Investment Company Act or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance.

The Fund may, directly or indirectly, make investments outside of the United States, including in emerging markets. The Fund’s non-U.S. investments are expected to reside primarily in Europe and Asia and, to a lesser extent in Latin America and the Middle East. The Fund’s investment and strategies involve exposure to foreign currencies. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures.

The Adviser manages the Fund’s asset allocation and investment decisions with a view towards managing liquidity and maintaining a high level of investment in Private Assets. The Fund’s asset allocation and amount of Private Assets may be based, in part, on anticipated future capital calls and distributions from such investments. This may result in the Fund making commitments to Private Assets in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). The Adviser may also take other anticipated cash flows into account, such as those relating to new subscriptions into the Fund, the repurchase of Shares through periodic tenders by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser utilizes quantitative and qualitative factors, including historical private equity data, actual portfolio observations and qualitative forecasts by the Adviser. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.

The Fund has established a credit line to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds, to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund Investments and to otherwise satisfy Fund obligations. There is no assurance, however, that the Fund will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. Under the Investment Company Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the Investment Company Act) of less than 300% with respect to indebtedness. This means that at the time the borrowing is made, the value of the Fund’s borrowings may not exceed one-third the value of the Fund’s total assets (including such borrowings), or 50% of the Fund’s net assets. None of the foregoing Investment Company Act requirements apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the Investment Company Act. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, the Adviser may sell certain of the Fund’s assets.

The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal are senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.

The Fund holds Liquid Assets and intends to hold such Liquid Assets to the extent required for purposes of liquidity management and compliance with applicable law. Over time, during normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in the asset allocation, the Fund may hold a substantially higher amount of Liquid Assets.

While this Prospectus contains generalized discussions about the Adviser’s current expectations with respect to the make-up of the portfolio of the Fund, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. The Adviser may modify the implementation of the Fund’s investment strategies, portfolio allocations, investment processes and investment techniques based on market conditions, changes in personnel or as the Adviser otherwise deems appropriate.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund will be successful, that the various Portfolio Funds selected will produce positive returns or that the Fund will achieve its investment objective.

Risk Factors [Table Text Block]

General risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. In contrast, the majority of the Fund’s investments are illiquid.

The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchases of Shares.”

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Repurchases of Shares — Periodic repurchases.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Limited Operating History

The Fund commenced operations on October 1, 2022. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline substantially.

Payment in-kind for repurchased Shares

The Fund generally expects to satisfy a Shareholder’s repurchase request. See “Repurchases of Shares — Periodic repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, the Fund may receive securities from a Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund is subject to diversification requirements applicable to RICs under the Code. See “Certain U.S. federal income tax considerations.”

Legal, tax and regulatory risks

Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010 and significantly revises and expands the rulemaking, supervisory and enforcement authority of U.S. federal bank, securities and commodities regulators. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

Rule 18f-4 under the Investment Company Act prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Additionally, the SEC adopted new rules and amendments (the “New Private Fund Rules”) under the Advisers Act to enhance the regulation of private fund advisers and increase transparency in private funds in August 2023. The New Private Fund Rules have rolling compliance dates depending on the applicable rule and the amount of assets under management by the private fund advisers. On June 5, 2024, the United States Court of Appeals for the Fifth Circuit (the “Fifth Circuit”) vacated the New Private Fund Rules in their entirety. The SEC’s next steps regarding the Fifth Circuit’s decision are unclear. The potential implications of the New Private Fund Rules on the private fund industry or the advisers of the Portfolio Funds in which the Fund may invest are unknown at this time.

There is also uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its underlying Portfolio Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each shareholder is urged to consult its own tax advisers. Certain tax risks associated with an investment in the Fund are discussed in “Certain U.S. federal income tax considerations.”

Substantial repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “General risks — Closed-end fund; liquidity limited to periodic repurchases of Shares.”

Temporary Investments

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest the net proceeds of the Fund’s offering primarily in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Dilution from subsequent offerings of Shares

The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund Investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund Investments underperform the prior investments. Further, in certain cases Portfolio Fund Managers may structure performance-based compensation similarly to the Fund, with such compensation being paid only if gains exceed prior losses (i.e., if the value surpasses a previous “high-water mark”). New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Valuations of Fund Investments; valuations subject to adjustment

The valuations reported by the Portfolio Fund Managers and Sponsors, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Fund Investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances as described in “Repurchases of Shares — Periodic repurchases.” As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers and Sponsors or revisions to the net asset value of a Fund Investment or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

•        changes in regulatory policies or tax guidelines;

•        changes in earnings or variations in operating results;

•        changes in the value of the Fund Investments;

•        changes in accounting guidelines governing valuation of the Fund Investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of the Adviser or certain of its respective key personnel;

•        general economic trends and other external factors; and

•        loss of a major funding source.

Reporting requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisors.

Business and structure related risks

Reliance on the Adviser

The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund Investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Adviser, and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser.

Reliance on the key personnel

The Fund depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services Fund Investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor Portfolio Funds and portfolio companies that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser depends on the relationships of it and of the Adviser’s affiliates with private equity sponsors, investment banks and commercial banks, and the Fund will rely to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for investment opportunities

The Fund will compete for investments with other investment funds (including registered investment companies, private equity funds, mezzanine funds and collateralized loan obligation (CLO) funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies (BDCs), small business investment companies (SBICs) and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund. These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Valuation of Fund Investments uncertain

Under the Investment Company Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments. See “Calculation of net asset value.”

Amount or frequency of distributions not guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Uncertain source and quantity of funding

Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objective, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Cybersecurity risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of the Adviser or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that they believe are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s networks. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by the Adviser to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.

The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.

The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders’ investments therein.

Management related risks

Incentive Fee

Any Incentive Fee payable by the Fund that relates to an increase in value of Fund Investments may be computed and paid on gain or income that is unrealized. If a Fund Investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund Investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Divergence of resources

Neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with affiliates

Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or Fund Investments. In the future, there may be instances in which the interests of such affiliates conflict with the interests of the Fund or Fund Investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund Investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may co-invest with the Fund in certain transactions. The Fund has received exemptive relief from the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by the Adviser or certain of its affiliates, subject to certain conditions, including (i) that a majority of the Managers of the Board who have no financial interest in the co-investment transaction and a majority of the Managers of the Board who are not “interested persons,” as defined in the Investment Company Act, approve the co-investment and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating pursuant to the exemptive relief. In addition, affiliates of the Adviser and their respective clients may themselves invest in securities that would be appropriate for the Fund’s investments and may compete with the Fund Investments for investment opportunities. The Fund may invest in entities that are affiliates of or are managed by the Adviser, including in respect of which it or its affiliates may receive investment management, advisory or other fees, in addition to those payable by the Fund. The Adviser or its affiliates may earn fees from Fund Investments or the Fund for the provision of advice on mergers, acquisitions, add-on acquisitions, re-financings, public offerings, sales and similar transactions.

Investment related risks

This section discusses the types of investments that may be made, directly or indirectly, by the Fund and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Failure to qualify as a RIC or satisfy distribution requirement

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain U.S. federal income tax considerations.”

•        The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and is and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•        The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•        The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments are in private companies, and therefore are relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Difficulty meeting RIC distribution requirement

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment-in-kind (“PIK”) interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain U.S. federal income tax considerations.”

Restrictions on raising capital and borrowing

As a result of the annual distribution requirement to qualify as a RIC under the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments of the Fund. The Fund may issue “senior securities,” as defined in the Investment Company Act (including borrowing money from banks or other financial institutions) only in amounts such that the Fund’s asset coverage, as defined in the Investment Company Act, equals at least 200% after such incurrence or issuance. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can lend.

The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Limited operating history of Fund Investments

Fund Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Fund Investment will be limited. Moreover, even to the extent a Fund Investment has a longer operating history, the past investment performance of any of the Fund Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified. Further, the results of other funds or accounts managed by the Adviser, which have or have had an investment objective similar to or different from that of the Fund may not be indicative of the results that the Fund achieves.

Unspecified investments; dependence on the Adviser

The Adviser has complete discretion to select the Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of the Adviser to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Fund Investments. The Adviser has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve its investment objective.

Nature of Portfolio Companies

The Fund Investments include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Defaulted debt securities and other securities of distressed companies

The Fund Investments may include low grade or unrated debt securities (“high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial, highly significant risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Control positions

The Fund (in the case of Direct Investments) and the Portfolio Funds may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage

The Portfolio Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments, and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Portfolio Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

The Fund secured a committed, secured line of credit (the “Facility”) with Barclays Bank PLC. The Facility establishes an aggregate principal amount of $150,000,000.

Derivative instruments

Some or all of the Portfolio Fund Managers and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Portfolio Fund Managers could present significant risks, including the risk of losses in excess of the amounts invested. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. See “Investment related risks — Hedging.”

Economic, political, and legal risks

The Fund Investments include direct and indirect investments in a number of countries, including countries in emerging markets, exposing investors to a range of potential economic, political and legal risks, which could have an adverse effect on the Fund. These may include but are not limited to declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts and terrorist attacks.

Prospective investors should note that the private equity markets in countries where Fund Investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Fixed-Income Securities Risks

Fixed-income securities in which the Fund may invest are generally subject to the following risks:

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rates in the United States and many other countries have risen in recent periods and may continue to rise or remain elevated in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. To the extent the Fund or a Fund Investment borrows money to finance its investments, the Fund’s or a Fund Investment’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s or a Fund Investment’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or a Fund Investment’s financial condition and results of operations. In addition, a decline in the prices of the debt the Fund or a Fund Investment owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or a Fund Investment invests to service debt, which could materially impact the Fund or a Fund Investment may invest, thus impacting the Fund.

There is a risk that interest rates will continue to rise, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general.

Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund’s Shares.

Issuer and Spread Risk.    The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risk.    Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Prepayment or “Call” Risk.    During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

Reinvestment Risk.    Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Duration and Maturity Risk.    The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Changes in LIBOR

Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Fund Investment’s performance or NAV.

Currency risk

The Fund’s portfolio will include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Eurozone risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Non-U.S. Investments Risk

The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

Increased tensions between Russia and Ukraine have escalated into an armed conflict given Russia’s invasion of Ukraine in February 2022. The conflict involving these two countries and the recent outbreak of hostilities between them may escalate or result in more widespread conflict. Such hostilities, and the threat of wider-spread hostilities, could lead to disruption, instability and volatility in global markets and commodity prices, economies and industries that could negatively impact the Fund’s business, results of operations and financial condition. The conflict has already resulted in significant volatility in certain equity, debt and currency markets, material increases in commodity prices, such as oil and natural gas, and economic uncertainty. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

Foreign Currency Risk

Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Yield and Ratings Risk

The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

U.S. Debt Securities Risk

U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. debt securities to AA+ from AAA. The downgrade by S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Recent market events risk

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the coronavirus outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s investment adviser rely, and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent the Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Fund’s inability to achieve its investment objective, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or a Portfolio Fund’s ability to access depository accounts. In such cases, the Fund or a Portfolio Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or a Portfolio Fund or other Fund Investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or a Portfolio Fund or other Fund Investment may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund Investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund Investment’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Fund Investment’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its Portfolio Companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders. See “Investment related risks — Derivative instruments.”

Risks relating to accounting, auditing and financial reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund uses U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Effects of Leverage [Text Block]

Effects of Leverage

Illustration.    The following table illustrates the effect of leverage on returns from an investment in Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $726,000,000 in average total assets, (ii) a weighted average cost of funds of 8.33%, (iii) $69,750,000 in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 9.61% of its average net assets during such period) and (iv) $656,250,000 in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholders	(11.77)%	(6.29)%	(0.80)%	4.68%	10.17%

Similarly, assuming (i) $726,000,000 in average total assets, (ii) a weighted average cost of funds of 8.33% and (iii) $69,750,000 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 0.80% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholders	(11.77)%	(6.29)%	(0.80)%	4.68%	10.17%

Return at Minus Ten [Percent]		(11.77%)
Return at Minus Five [Percent]		(6.29%)
Return at Zero [Percent]		(0.80%)
Return at Plus Five [Percent]		4.68%
Return at Plus Ten [Percent]		10.17%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Shares; additional classes of Shares

Persons who purchase Shares will be Shareholders of the Fund. The Adviser may invest in the Fund as a Shareholder.

The Fund currently offers three (3) separate classes of Shares designated as Class A Shares, Class D Shares and Class I Shares. Each class of Shares will have differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged.

While the Fund presently offers three (3) classes of Shares, as permitted by an exemptive order issued by the SEC, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Class A Shares, Class D Shares and Class I Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; and (7) any conversion features, as permitted under the Investment Company Act.

Security Dividends [Text Block]		differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses;
Security Voting Rights [Text Block]		voting rights with respect to a distribution and/or service plan as to such class;
Outstanding Securities [Table Text Block]

Outstanding securities

The following table sets forth information about the Fund’s outstanding Shares as of May 1, 2024:

Title of Class	Amount Outstanding
Class A Shares	1
Class D Shares	51,066
Class I Shares	59,615,233

General Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. In contrast, the majority of the Fund’s investments are illiquid.

The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchases of Shares.”

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Repurchases of Shares — Periodic repurchases.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Limited Operating History

The Fund commenced operations on October 1, 2022. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline substantially.

Payment in-kind for repurchased Shares

The Fund generally expects to satisfy a Shareholder’s repurchase request. See “Repurchases of Shares — Periodic repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, the Fund may receive securities from a Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund is subject to diversification requirements applicable to RICs under the Code. See “Certain U.S. federal income tax considerations.”

Legal, tax and regulatory risks

Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010 and significantly revises and expands the rulemaking, supervisory and enforcement authority of U.S. federal bank, securities and commodities regulators. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

Rule 18f-4 under the Investment Company Act prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Additionally, the SEC adopted new rules and amendments (the “New Private Fund Rules”) under the Advisers Act to enhance the regulation of private fund advisers and increase transparency in private funds in August 2023. The New Private Fund Rules have rolling compliance dates depending on the applicable rule and the amount of assets under management by the private fund advisers. On June 5, 2024, the United States Court of Appeals for the Fifth Circuit (the “Fifth Circuit”) vacated the New Private Fund Rules in their entirety. The SEC’s next steps regarding the Fifth Circuit’s decision are unclear. The potential implications of the New Private Fund Rules on the private fund industry or the advisers of the Portfolio Funds in which the Fund may invest are unknown at this time.

There is also uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its underlying Portfolio Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each shareholder is urged to consult its own tax advisers. Certain tax risks associated with an investment in the Fund are discussed in “Certain U.S. federal income tax considerations.”

Substantial repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “General risks — Closed-end fund; liquidity limited to periodic repurchases of Shares.”

Temporary Investments

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest the net proceeds of the Fund’s offering primarily in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Dilution from subsequent offerings of Shares

The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund Investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund Investments underperform the prior investments. Further, in certain cases Portfolio Fund Managers may structure performance-based compensation similarly to the Fund, with such compensation being paid only if gains exceed prior losses (i.e., if the value surpasses a previous “high-water mark”). New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Valuations of Fund Investments; valuations subject to adjustment

The valuations reported by the Portfolio Fund Managers and Sponsors, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Fund Investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances as described in “Repurchases of Shares — Periodic repurchases.” As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers and Sponsors or revisions to the net asset value of a Fund Investment or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

•        changes in regulatory policies or tax guidelines;

•        changes in earnings or variations in operating results;

•        changes in the value of the Fund Investments;

•        changes in accounting guidelines governing valuation of the Fund Investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of the Adviser or certain of its respective key personnel;

•        general economic trends and other external factors; and

•        loss of a major funding source.

Reporting requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisors.

Business and structure related risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and structure related risks

Reliance on the Adviser

The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund Investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Adviser, and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser.

Reliance on the key personnel

The Fund depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services Fund Investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor Portfolio Funds and portfolio companies that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser depends on the relationships of it and of the Adviser’s affiliates with private equity sponsors, investment banks and commercial banks, and the Fund will rely to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for investment opportunities

The Fund will compete for investments with other investment funds (including registered investment companies, private equity funds, mezzanine funds and collateralized loan obligation (CLO) funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies (BDCs), small business investment companies (SBICs) and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund. These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Valuation of Fund Investments uncertain

Under the Investment Company Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments. See “Calculation of net asset value.”

Amount or frequency of distributions not guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Uncertain source and quantity of funding

Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objective, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Cybersecurity risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of the Adviser or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that they believe are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s networks. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by the Adviser to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.

The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.

The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders’ investments therein.

Management related risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management related risks

Incentive Fee

Any Incentive Fee payable by the Fund that relates to an increase in value of Fund Investments may be computed and paid on gain or income that is unrealized. If a Fund Investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund Investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Divergence of resources

Neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with affiliates

Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or Fund Investments. In the future, there may be instances in which the interests of such affiliates conflict with the interests of the Fund or Fund Investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund Investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may co-invest with the Fund in certain transactions. The Fund has received exemptive relief from the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by the Adviser or certain of its affiliates, subject to certain conditions, including (i) that a majority of the Managers of the Board who have no financial interest in the co-investment transaction and a majority of the Managers of the Board who are not “interested persons,” as defined in the Investment Company Act, approve the co-investment and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating pursuant to the exemptive relief. In addition, affiliates of the Adviser and their respective clients may themselves invest in securities that would be appropriate for the Fund’s investments and may compete with the Fund Investments for investment opportunities. The Fund may invest in entities that are affiliates of or are managed by the Adviser, including in respect of which it or its affiliates may receive investment management, advisory or other fees, in addition to those payable by the Fund. The Adviser or its affiliates may earn fees from Fund Investments or the Fund for the provision of advice on mergers, acquisitions, add-on acquisitions, re-financings, public offerings, sales and similar transactions.

Investment related risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment related risks

This section discusses the types of investments that may be made, directly or indirectly, by the Fund and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Failure to qualify as a RIC or satisfy distribution requirement

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain U.S. federal income tax considerations.”

•        The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and is and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•        The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•        The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments are in private companies, and therefore are relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Difficulty meeting RIC distribution requirement

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment-in-kind (“PIK”) interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain U.S. federal income tax considerations.”

Restrictions on raising capital and borrowing

As a result of the annual distribution requirement to qualify as a RIC under the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments of the Fund. The Fund may issue “senior securities,” as defined in the Investment Company Act (including borrowing money from banks or other financial institutions) only in amounts such that the Fund’s asset coverage, as defined in the Investment Company Act, equals at least 200% after such incurrence or issuance. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can lend.

The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Limited operating history of Fund Investments

Fund Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Fund Investment will be limited. Moreover, even to the extent a Fund Investment has a longer operating history, the past investment performance of any of the Fund Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified. Further, the results of other funds or accounts managed by the Adviser, which have or have had an investment objective similar to or different from that of the Fund may not be indicative of the results that the Fund achieves.

Unspecified investments; dependence on the Adviser

The Adviser has complete discretion to select the Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of the Adviser to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Fund Investments. The Adviser has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve its investment objective.

Nature of Portfolio Companies

The Fund Investments include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Defaulted debt securities and other securities of distressed companies

The Fund Investments may include low grade or unrated debt securities (“high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial, highly significant risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Control positions

The Fund (in the case of Direct Investments) and the Portfolio Funds may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage

The Portfolio Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments, and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Portfolio Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

The Fund secured a committed, secured line of credit (the “Facility”) with Barclays Bank PLC. The Facility establishes an aggregate principal amount of $150,000,000.

Derivative instruments

Some or all of the Portfolio Fund Managers and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Portfolio Fund Managers could present significant risks, including the risk of losses in excess of the amounts invested. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. See “Investment related risks — Hedging.”

Economic, political, and legal risks

The Fund Investments include direct and indirect investments in a number of countries, including countries in emerging markets, exposing investors to a range of potential economic, political and legal risks, which could have an adverse effect on the Fund. These may include but are not limited to declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts and terrorist attacks.

Prospective investors should note that the private equity markets in countries where Fund Investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Fixed-Income Securities Risks

Fixed-income securities in which the Fund may invest are generally subject to the following risks:

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rates in the United States and many other countries have risen in recent periods and may continue to rise or remain elevated in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. To the extent the Fund or a Fund Investment borrows money to finance its investments, the Fund’s or a Fund Investment’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s or a Fund Investment’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or a Fund Investment’s financial condition and results of operations. In addition, a decline in the prices of the debt the Fund or a Fund Investment owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or a Fund Investment invests to service debt, which could materially impact the Fund or a Fund Investment may invest, thus impacting the Fund.

There is a risk that interest rates will continue to rise, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general.

Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund’s Shares.

Issuer and Spread Risk.    The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risk.    Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Prepayment or “Call” Risk.    During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

Reinvestment Risk.    Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Duration and Maturity Risk.    The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Changes in LIBOR

Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Fund Investment’s performance or NAV.

Currency risk

The Fund’s portfolio will include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Eurozone risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Non-U.S. Investments Risk

The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

Increased tensions between Russia and Ukraine have escalated into an armed conflict given Russia’s invasion of Ukraine in February 2022. The conflict involving these two countries and the recent outbreak of hostilities between them may escalate or result in more widespread conflict. Such hostilities, and the threat of wider-spread hostilities, could lead to disruption, instability and volatility in global markets and commodity prices, economies and industries that could negatively impact the Fund’s business, results of operations and financial condition. The conflict has already resulted in significant volatility in certain equity, debt and currency markets, material increases in commodity prices, such as oil and natural gas, and economic uncertainty. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

Foreign Currency Risk

Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Yield and Ratings Risk

The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

U.S. Debt Securities Risk

U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. debt securities to AA+ from AAA. The downgrade by S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Recent market events risk

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the coronavirus outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s investment adviser rely, and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent the Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Fund’s inability to achieve its investment objective, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or a Portfolio Fund’s ability to access depository accounts. In such cases, the Fund or a Portfolio Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or a Portfolio Fund or other Fund Investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or a Portfolio Fund or other Fund Investment may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund Investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund Investment’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Fund Investment’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its Portfolio Companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders. See “Investment related risks — Derivative instruments.”

Risks relating to accounting, auditing and financial reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund uses U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
Contact Personnel Name		Ann Maurer
CLASS A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3],[4]	1.50%
Distribution/Servicing Fees [Percent]	[2],[5]	0.70%
Incentive Fees [Percent]	[2],[6],[7]	0.00%
Loan Servicing Fees [Percent]	[2],[8]	0.76%
Acquired Fund Fees and Expenses [Percent]	[2],[9]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	[10]	2.00%
Other Annual Expenses [Percent]	[2],[8]	0.26%
Total Annual Expenses [Percent]	[2]	3.97%
Waivers and Reimbursements of Fees [Percent]	[3]	(1.25%)
Net Expense over Assets [Percent]		2.72%
Expense Example, Year 01		$ 62
Expense Example, Years 1 to 3		141
Expense Example, Years 1 to 5		222
Expense Example, Years 1 to 10		$ 431
Financial Highlights [Abstract]
Senior Securities Amount			$ 37,301	$ 37,200	[11]
Senior Securities Average Market Value per Unit	[12]		$ 18,296	$ 17,014	[11]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class A Shares
Outstanding Security, Not Held [Shares]		1
CLASS D [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3],[4]	1.50%
Distribution/Servicing Fees [Percent]	[2],[5]	0.25%
Incentive Fees [Percent]	[2],[6],[7]	0.00%
Loan Servicing Fees [Percent]	[2],[8]	0.76%
Acquired Fund Fees and Expenses [Percent]	[2],[9]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	[10]	2.00%
Other Annual Expenses [Percent]	[2],[8]	0.26%
Total Annual Expenses [Percent]	[2]	3.52%
Waivers and Reimbursements of Fees [Percent]	[3]	(1.25%)
Net Expense over Assets [Percent]		2.27%
Expense Example, Year 01		$ 23
Expense Example, Years 1 to 3		96
Expense Example, Years 1 to 5		172
Expense Example, Years 1 to 10		$ 371
Financial Highlights [Abstract]
Senior Securities Amount			$ 37,301	$ 37,200	[13]
Senior Securities Average Market Value per Unit	[14]		$ 18,296	$ 17,014	[13]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D Shares
Outstanding Security, Not Held [Shares]		51,066
CLASS I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3],[4]	1.50%
Distribution/Servicing Fees [Percent]	[2],[5]	0.00%
Incentive Fees [Percent]	[2],[6],[7]	0.00%
Loan Servicing Fees [Percent]	[2],[8]	0.76%
Acquired Fund Fees and Expenses [Percent]	[2],[9]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	[10]	2.00%
Other Annual Expenses [Percent]	[2],[8]	0.26%
Total Annual Expenses [Percent]	[2]	3.27%
Waivers and Reimbursements of Fees [Percent]	[3]	(1.25%)
Net Expense over Assets [Percent]		2.02%
Expense Example, Year 01		$ 23
Expense Example, Years 1 to 3		97
Expense Example, Years 1 to 5		173
Expense Example, Years 1 to 10		$ 376
Financial Highlights [Abstract]
Senior Securities Amount			$ 37,301	$ 37,200	[15]
Senior Securities Average Market Value per Unit	[15],[16]		$ 18,296	$ 17,014
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I Shares
Outstanding Security, Not Held [Shares]		59,615,233

[1]	Subscriptions for Class A Shares are sold subject to a Sales Load of up to 3.50% of the subscription amount. The Sales Load payable by each investor depends upon the amount invested by such investor in Class A Shares. No Sales Load may be charged without the consent of the Distributor. See “Sales Load.”
[2]	Amount assumes estimated average net assets of approximately $726 million during the following twelve months. That amount also assumes that the Fund maintains a credit line equal to approximately $150 million, and such line is drawn down by approximately 46.5% on average. Actual expenses will depend on the average net assets and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will reach estimated average net assets of approximately $726 million during the following twelve months.
[3]	The Adviser has entered into a Management Fee Waiver Agreement with the Fund, whereby, for at least one year from the date of this Prospectus, the Adviser has agreed to waive all or a portion of the Management Fee so that after such waiver, the maximum Management Fee that the Adviser shall be entitled to receive from the Fund shall be equal to 0.25%, on an annualized basis, of the greater of (i) the Fund’s net asset value as of the beginning of the month and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment as of the beginning of the month.
[4]	The Fund pays an Investment Management Fee equal to 1.50% on an annualized basis of the greater of (i) the Fund’s net asset value as of the beginning of the month and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment as of the beginning of the month. For purposes of determining the Investment Management Fee payable to the Adviser for any month, the net asset value will be prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. See “Investment Management Fee” for additional information.
[5]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class A and Class D Shares. The Fund may charge a Distribution Fee of up to 0.70% and 0.25%, on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class D Shares, respectively, to the Fund’s Distributor or other qualified recipients. Payment of the Distribution Fee is governed by the Fund’s Distribution Plan, which, pursuant to an exemptive order expected to be issued by the SEC, will be adopted by the Fund with respect to Class A Shares and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to the Distribution Fee. See “Distribution Plan.”
[6]	At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10.00% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). See “Incentive Fee.”
[7]	The Adviser has entered into an Incentive Fee Waiver Agreement with the Fund, whereby, for one year from the date of this Prospectus, the Adviser has agreed to waive any and all of the Incentive Fee that would otherwise be payable to it.
[8]	“Other Expenses” and “Fees and Interest Payments on Borrowed Funds” are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
[9]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.
[10]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A, Class D or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “Repurchases of Shares.”
[11]	Commencement of offering of Class A shares.
[12]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[13]	Commencement of offering of Class D shares.
[14]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[15]	The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022.
[16]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.